AMERICAN INDEPENDENCE FUNDS TRUST

230 Park Avenue, Suite 534

New York, NY 10169

(212) 488-1331

September 7, 2012	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:      The American Independence Funds Trust

            SEC File Numbers: 811-21757; 333-124214

Dear Sir:

On behalf of the American Independence Funds Trust (the “Trust”), we have filed a Preliminary Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934. Shareholders are being asked to approve a New Investment Objective with respect to the American Independence Absolute Return Bull Bear Bond Fund (the “Fund”), a series of the Trust.

In addition to the change in Investment Objective, the Fund will be amending the strategies used in order to meet the New Investment Objective and will also be changing its name to the American Independence Dynamic Conservative Plus Fund.

We acknowledge that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing. We understand that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and the Funds may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please do not hesitate to contact me at 646-747-3475 should you have any questions pertaining to this filing.

                                                                                                Very truly yours,

                                                                                                /s/ Theresa Donovan                                                                                                                            Theresa Donovan

                                                                                                Secretary

American Independence Funds Trust

enclosure